As filed with the Securities and Exchange Commission on November 2, 1998
                                               Securities Act File No. 33-50390
                                       Investment Company Act File No. 811-7076

===============================================================================

                          SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X
                                                               -----

        Pre-Effective Amendment No.
        Post-Effective Amendment No.  13                         X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                   X
        Amendment No.   13                                       X


                             WILSHIRE TARGET FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                      c/o First Data Investor Services Group, Inc.
                                    53 State Street
                                  One Exchange Place
                                    Boston, MA 02109

             Registrant's Telephone Number, including Area Code: (617) 573-1556

Name and Address of Agent for Service:
Julie A. Tedesco, Esq.
Wilshire Target Funds, Inc.
c/o First Data Investor Services Group, Inc.
53 State Street
One Exchange Place
Boston, MA.  02109

           It is proposed that the filing will become effective:

          immediately upon filing pursuant to paragraph (b)
          on December 29, 1997 pursuant to paragraph (b)
  X       60 days after filing pursuant to paragraph (a)(1)
         on pursuant to paragraph (a)(1)
          75 days after filing pursuant to paragraph (a)(2)
          on pursuant to paragraph (a)(2) of Rule 485

                           WILSHIRE TARGET FUNDS, INC.

                  Cross-Reference Sheet Pursuant to Rule 485(a)


Part A
Item No.                                             Prospectus Caption

1.       Cover Page                                  Cover Page

2.       Synopsis                                    Fee Table


3.       Condensed Financial Information             Not Applicable

4.       General Description of Registrant           Description of the Fund; Investment
                                                     Considerations and Risks; Performance
                                                     Information; General Information

5.       Management of the Fund                      Management of the Fund

5A.      Management's Discussion of                  Not Applicable
         Fund Performance

6.       Capital Stock and Other Securities          How to Buy Fund Shares;
                                                     Shareholder Services;
                                                     How to Redeem Fund Shares;
                                                     Service and Distribution Plan;
                                                     Dividends, Distributions and
                                                     Taxes; General Information

7.       Purchase of Securities                      How to Buy Fund Shares

8.       Redemption or Repurchase                    How to Redeem Fund Shares

9.       Pending Legal Proceedings                   Not Applicable

Part B.
Item No.                                             Statement of Additional Information Caption

10.      Cover Page                                  Cover Page

11.      Table of Contents                           Table of Contents

12.      General Information and History             General Information and History

13.      Investment Objectives and Policies          Investment Objective and
                                                     Management Policies

14.      Management of the Registrant                Management of the Fund





15.      Control Persons and Principal               Management of the Fund;
         Holders of Securities                       Investment Advisory and
                                                     Administration Agreements

16.      Investment Advisory and Other               Investment Advisory and
         Services                                    Administration Agreements;
                                                     Service and Distribution Plan;
                                                     Custodian, Transfer and Dividend
                                                     Disbursing Agent, Counsel and
                                                     Independent Accountants

17.      Brokerage Allocation                        Portfolio Transactions

18.      Capital Stock and Other Securities          Information about the Fund

19.      Purchase, Redemption and Pricing            Purchase of Fund Shares;
         of Purchase, Redemption and                 Redemption of Fund Shares;
         Securities Being Offered                    Shareholder Services;
                                                     Determination of Net Asset Value;

20.      Tax Status                                  Dividends, Distributions and Taxes

21.      Underwriters                                Management of the Fund

22.      Calculation of Performance Data             Performance Information

23.      Financial Statements                        Not Applicable


                           WILSHIRE TARGET FUNDS, INC.


     The purpose of this Post-Effective Amendment No. 13 is to add a new series to the Company, namely, Wilshire 5000 Index Portfolio.

PROSPECTUS                WILSHIRE 5000 INDEX PORTFOLIO

                            (Investment Class Shares)
                            (http://www.wilfunds.com)


--------------------------------------------------------------------------------
Wilshire 5000 Index Portfolio (the "Portfolio") is a series of Wilshire Target Funds, Inc. (the "Company"), a diversified open-end investment company, known as a mutual-fund. This prospectus offers Investment Class shares of the Portfolio. The goal of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index (the "Index") before the deduction of fund expenses. See "Description of the Portfolio." Wilshire Associates Incorporated ("Wilshire") serves as the Portfolio's investment adviser. First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Portfolio's administrator and transfer agent. First Data Distributors, Inc. ("FDDI") serves as the Portfolio distributor.
--------------------------------------------------------------------------------
This prospectus sets forth concisely information about the Portfolio that you should know before investing. It should be read and retained for future reference. The Statement of Additional Information, dated January ___, 1999, which may be revised from time to time, provides a further discussion of certain topics in this prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a free copy, write to the Company at P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, or call 1-888-200-6796. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference to this prospectus and the Statement of Additional Information and other information regarding registrants that file electronically with the SEC.
-------------------------------------------------------------------------------
Shares of the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involve risk, including the possible loss of principal amount invested.
--------------------------------------------------------------------------------

        TABLE OF CONTENTS                                               Page
        Fee Table....................................................    2
        Description of the Portfolio.................................    3
        Investment Considerations and Risks..........................    4
        Management of the Portfolio..................................    6
        How to Buy Portfolio Shares..................................    7
        Shareholder Services.........................................    9
        How to Redeem Portfolio Shares...............................   10
        Service and Distribution Plan................................   12
        Dividends, Distributions and Taxes...........................   13
        Performance Information......................................   14
        General Information..........................................   15

-------------------------------------------------------------------------------
         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES  AND  EXCHANGE   COMMISSION  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    FEE TABLE
--------------------------------------------------------------------------------
         The following table illustrates the expenses and fees expected to be incurred by a shareholder and the Portfolio for the current fiscal year.
--------------------------------------------------------------------------------

                                     WILSHIRE 5000
                                    INDEX PORTFOLIO
SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales load imposed on purchases or reinvestment of dividends      None
Contingent deferred sales load upon redemption of investments.....        None
Redemption Fees...................................................        None
Exchange Fees.....................................................        None

ANNUAL PORTFOLIO OPERATING EXPENSES:
(as a percentage of average daily net assets)
Management Fees (after waiver)*...................................       .00%
12b-1 Fee**.......................................................       .05%
Other Expenses+...................................................       .35%
                                                                         ----

Total Portfolio Operating Expenses (after waiver)++...............       .40%

* Reflects voluntary waiver of advisory fees which will continue in effect until at least December 31, 1999. Absent such voluntary waiver, the ratio of management fees to average daily net assets would be .10%.

** The Portfolio may pay annually up to 0.25% of its average daily net assets as reimbursement for expenses incurred under its Rule 12b-1 plan.

+ The Adviser will reimburse expenses with respect to the Portfolio to the extent necessary to maintain the Portfolio's expense ratio (other than Rule 12b-1 fees) at 0.35% of the Portfolio's average daily net assets until at least December 31, 1999.

++ Absent the voluntary fee waivers and expense reimbursements referred to above, the ratio of total Portfolio operating expenses to average daily net assets would be 0.77%.

         The purpose of the foregoing table is to assist you in understanding the various estimated costs and expenses that the Portfolio and investors will bear, the payment of which will reduce investors' annual return. Actual expenses may be greater or less than such estimates.

         The following example illustrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Portfolio. These amounts are based on payments by the Portfolio of operating expenses at the levels set forth in the above table and also based on the following assumptions:
         .........

     EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                               1 Year .........$ 4
                               3 Years $13

-------------------------------------------------------------------------------
THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN,
THE PORTFOLIO'S PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
-------------------------------------------------------------------------------

     You can purchase shares without charge directly from FDDI; you may be charged a nominal fee if you effect transactions in shares through a securities dealer, bank or other financial institution. See "Management of the Fund" and "Service and Distribution Plan."



DESCRIPTION OF THE PORTFOLIO

         Investment Objective

     The goal of the Wilshire 5000 Index Portfolio is to replicate as closely as possible (before fund expenses) the total return of the Index.

          Investment Approach

         The Portfolio is appropriate for investors who seek a return comparable to that of the U.S. stock market as a whole as represented by the Index. The Index, an unmanaged capitalization-weighted index of over 7,000 U.S. equity securities, consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Index has been computed continuously since 1974 and is published daily in many major newspapers.

         The Portfolio will invest primarily in the common stocks of companies included in the Index, that Wilshire deems representative of the entire Index, selected on the basis of computer generated statistical data. Although the Portfolio will not hold securities of all the issuers whose securities are included in the Index, it will normally hold securities representing at least 90% of the total market value of the Index.

         The Portfolio is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the Index (before the deduction of fund expenses) through statistical procedures. As a result, the Adviser does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis. Securities are selected based primarily on market capitalization and industry weightings.

         Wilshire will keep the Portfolio invested in common stocks as fully as practicable. During ordinary market conditions, it anticipates that more than 95% of the Portfolio's assets will be so invested. In connection with these investments, the Portfolio may from time to time receive dividends or distributions of other securities with equity characteristics, such as preferred stocks, warrants, rights and securities convertible into common stock; Wilshire will determine whether it is in the best interest of the Portfolio to hold these securities or dispose of them. It is not Wilshire's intent to use other securities, whether issues of individual companies or derivative securities, to enhance or modify the return of the Portfolio. Nor is it Wilshire's intent to actively manage the Portfolio's cash position for defensive reasons. From time to time as the result of unforeseen market conditions or to facilitate the handling of contributions or withdrawals, Wilshire may purchase such securities if in its judgement this is in the best interest of the shareholders. Such positions will be limited to an amount necessary to deal with the specific condition at hand and will be liquidated as soon as Wilshire deems it appropriate. In order to meet anticipated redemption requests, the Portfolio may invest part or all of its assets in U.S. government securities and high quality (within the two highest rating categories assigned by a nationally recognized securities rating organization) U.S. dollar-denominated money market securities, including certificates of deposit, bankers' acceptances, commercial paper, short-term debt securities and repurchase agreements.



INVESTMENT CONSIDERATIONS AND RISKS

         General -- The Portfolio's net asset value is not fixed and should be expected to fluctuate. You should consider the Portfolio as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved.

         The Portfolio may be appropriate for investors who are willing to endure stock market fluctuations in pursuit of potentially higher long-term returns. The Portfolio invests for growth and does not pursue income as a primary objective. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors. The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements.

         Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Portfolio's investment securities will result in changes in the value of the Portfolio's shares and thus the Portfolio's total return to investors. See "Investment Objective and Management Policies" in the Statement of Additional Information.

         Over time, Wilshire expects the correlation between the performance of the Portfolio and the Index to be 0.95 or higher before deduction of fund expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Portfolio, including the value of its dividend and any capital gain distributions, increases or decreases in exact proportion to changes in the Index. The Portfolio's ability to track the Index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Index or the assets of the Portfolio, and the timing and amount of Portfolio contributions and withdrawals. If for any reason the Portfolio does not achieve a high correlation, the Company's Board of Directors will consider alternatives.

         Except as otherwise indicated, the Portfolio's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Portfolio's objective will be met. See "Investment Objective and Management Policies -- Policies" in the Statement of Additional Information for a further discussion of certain risks.

         Borrowing Money -- The Portfolio is permitted to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase any additional securities.

         Simultaneous Investments -- Investment decisions for the Portfolio are made independently from those of other series of the Company, other investment companies and other accounts advised by Wilshire. However, if such other investment companies or accounts are prepared to invest in, or desire to dispose of, securities of the type in which the Portfolio invests at approximately the same time as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

         Lending Portfolio Securities -- The Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions. In connection with such loans, the Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities afford the Portfolio an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loan collateral. Loans of portfolio securities may not exceed 33 1/3% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Portfolio at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction.

         Year 2000 -- The date-related computer issues known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the Company and its shareholders. However, the Company understands that its key service providers, including Wilshire, are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the Portfolio invests. However, because the objective of the Portfolio is to replicate as closely as possible the total return of the Wilshire 5000 Index, Wilshire does not perform fundamental analyses of the companies in which the Portfolio invests, and does not attempt to monitor the impact of the problem on individual issuers.



MANAGEMENT OF THE PORTFOLIO

         Investment Adviser -- Wilshire, located at 1299 Ocean Avenue, Santa Monica, California 90401, was formed in 1972 and serves as the Portfolio's investment adviser. As of October 1, 1998, Wilshire managed approximately $7.4 billion in assets. Under the terms of the Investment Advisory Agreement described below, Wilshire, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law, manages the investment of the assets of the Portfolio. The Portfolio's primary portfolio manager is Thomas
D. Stevens, the President and Chairman of the Board of Directors of the Company and a Senior Vice President of Wilshire. He has been employed by Wilshire since 1980. The Portfolio's other portfolio manager is identified in the Statement of Additional Information. Wilshire also provides research services for the Portfolio through a professional staff of portfolio managers and securities analysts. Wilshire is controlled by its President, Dennis Tito, who owns a majority of its outstanding voting stock.

         Pursuant to the terms of an Investment Advisory Agreement with Wilshire (the "Advisory Agreement"), the Company has agreed to pay Wilshire a fee computed daily and paid monthly at the annual rate of .10% of the value of the Portfolio's average daily net assets. Wilshire will waive advisory fees and reimburse other expenses with respect to the Portfolio to the extent necessary to maintain the Portfolio's expense ratio (other than Rule 12b-1 fees) at 0.35% of the Portfolio's average daily net assets until at least December 31, 1999.

         Administrator -- Investor Services Group, a subsidiary of First Data Corporation, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Company's administrator pursuant to an Administration Agreement with the Company. Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of the Company's operations, other than providing investment advice, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the terms of the Administration Agreement, the Company has agreed to pay Investor Services Group a fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the value of the Company's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Company's monthly average net assets on the next $4 billion, and .08 of 1% the Company's monthly average net assets on the excess net assets. In addition, the Company has agreed to pay Investor Services Group an annual fee of $25,000 per series and $2,000 for each additional class.

         Custodian and Transfer and Dividend Disbursing Agent -- The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, is the custodian of the Company's investments. Investor Services Group is also the Company's Transfer and Dividend Disbursing Agent (the "Transfer Agent").

         Distributor -- FDDI, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the distributor of the Company's shares. FDDI is an indirect wholly-owned subsidiary of First Data Corporation. FDDI is not compensated for its services as distributor.

Expenses -- From time to time, Wilshire or Investor Services Group may waive receipt of its fees and/or voluntarily assume certain expenses of the Portfolio or the Company, which would have the effect of lowering the overall expense ratio of the Portfolio and increasing the return to investors at the time such amounts are waived or assumed, as the case may be. The Company will not pay
Wilshire  or  Investor  Services  Group for any  amounts  which may be waived or assumed. Each of FDDI, Wilshire or Investor Services Group may bear other expenses of distribution of the shares of the Portfolio or of the provision of shareholder services to the Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Company.

         All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by FDDI, Wilshire or Investor Services Group. The expenses borne by the Company include: organizational costs; taxes; interest; brokerage fees and commissions, if any; fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FDDI, Wilshire or Investor Services Group or any of their affiliates; SEC fees; state Blue Sky qualification fees; advisory and administration fees; charges of custodians, transfer and dividend disbursing agents' fees; certain insurance premiums; industry association fees; outside auditing and legal expenses; costs of maintaining the Company's existence; costs of independent pricing services; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of shareholders' reports and meetings; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; and any extraordinary expenses. Expenses attributable to a particular series or class of shares are charged against the assets of that series or class. Other expenses of the Company are allocated among the Portfolio and other series of the Company on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of the Portfolio and other series of the Company.



HOW TO BUY PORTFOLIO SHARES

         Shares are sold without a sales charge. You may be charged a fee if you effect transactions in shares through a securities dealer, bank or other financial institution. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

         The minimum initial investment in the Portfolio is $1,000. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. The Company reserves the right to offer shares of the Portfolio without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time. For investors who purchase through a financial intermediary and hold their shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account, and not to the investors individually.

         You may purchase shares by check or wire. Checks should be made payable to "Wilshire Target Funds, Inc." For subsequent investments, your Portfolio account number should appear on the check. Payments which are mailed should be sent to Wilshire Target Funds, Inc., P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, together with your investment slip or, when opening a new account, your Account Application, indicating the name of the Portfolio. Neither initial nor subsequent investments may be made by third party check.

         Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company (ABA #011001234), together with the name of the Portfolio and the Portfolio's DDA number, 065-587, for purchase of shares in your name. The wire must include your Portfolio account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), account registration and dealer number, if applicable. If your initial purchase of Portfolio shares is by wire, please call 1-888-200-6796 after completing your wire payment to obtain your Portfolio account number. Please include your Portfolio account number on the Account Application and promptly mail the Account Application to the Portfolio, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Portfolio makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.

         Shares also may be purchased through the Wilshire Target Funds Accumulation Plan, described under "Shareholder Services." This service enables you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

         Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. You must direct the institution to transmit immediately available funds through the Automated Clearing House to:

                                    Boston Safe Deposit and Trust Company
                                    Wilshire 5000 Index Portfolio
                                    (Shareholder Account Number)
                                    Account of (Registered Shareholder)

         Shares of the Portfolio are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent. Net asset value per share of each class of shares is determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value of the Portfolio, futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of a class of shares of the Portfolio is computed by dividing the value of the net assets attributable to that class of shares (i.e., the value of the assets attributable to that class less liabilities attributable to that class) by the total number of shares of that class outstanding. The Portfolio's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board of Directors. For further information regarding the methods employed in valuing Portfolio investments, see "Determination of Net Asset Value" in the Statement of Additional Information.

         Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN could subject you to a $50 penalty imposed by the Internal Revenue Service (the "IRS").



SHAREHOLDER SERVICES

         Exchanges -- You may purchase, in exchange for shares of the Portfolio, shares of the same class of one of the other series offered by the Company (each, a "Fund") or shares of another class of the Portfolio or a Fund, to the extent such shares are offered for sale in your state of residence and you meet the eligibility requirements (including minimum investment amounts) for the purchase of such shares.

         To request an exchange, you must give exchange instructions to the Transfer Agent in writing. The shares being exchanged must have a value of at least the applicable minimum initial investment, if any, required for the series and class into which the exchange is being made. The ability to issue exchange instructions by telephone is given to all shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. You may establish the Telephone Exchange Privilege for an existing account by written request, signed by all shareholders on the account, or by a separate signed Shareholder Services Form, also available by calling 1-888-200-6796. If you have established the Telephone Exchange Privilege, you may telephone exchange instructions by calling 1-888-200-6796. See "How to Redeem Portfolio Shares-Procedures." Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the Fund into which the exchange is made: Telephone Exchange Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, and the dividend and capital gain distribution option you have selected.

         Shares will be exchanged at their next determined net asset value. No fees currently are charged to shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC. The Company reserves the right to reject any exchange request in whole or in part. The availability of exchanges may be modified or terminated at any time upon notice to shareholders.

         The exchange of shares of the Portfolio for shares of a Fund is treated for Federal income tax purposes as a sale of the Portfolio shares exchanged by the shareholder and, therefore, you may realize a taxable gain or loss.

         Money Market Fund -- You may also exchange shares of the Portfolio for shares of a money market fund. Please call 1-888-200-6796 to obtain a prospectus and more information on how to exchange into the money market fund.

         Wilshire Target Funds Accumulation Plan -- Wilshire Target Funds Accumulation Plan permits you to purchase Portfolio shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals you select. Shares are purchased by transferring funds from the bank account you designate. At your option, the bank account will be debited in the specified amount, and shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. You may only designate an account maintained at a domestic financial institution which is an Automated Clearing House member. To establish a Wilshire Target Funds Accumulation Plan account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-888-200-6796. You may cancel your participation in this privilege or change the amount of purchase at any time by mailing written notification to Wilshire Target Funds, Inc., P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, and the notification will be effective three business days following receipt. The Company may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.

         Retirement Plans -- The Company offers a variety of pension and profit-sharing plans, including Keogh Plans, IRAs, SEP-IRAs, Roth IRAs and IRA "Rollover Accounts" and 403(b)(7) Plans. Plan support services also are available. To obtain details on such Plans, please call the following toll-free number: 1-888-200-6796.



HOW TO REDEEM PORTFOLIO SHARES

         General -- You may request redemption of your shares at any time. Redemption requests should be transmitted in accordance with the procedures described below. When a request is received in proper form, the Portfolio will redeem the shares at the next determined net asset value.

         Securities dealers, banks and other financial institutions may charge a nominal fee for effecting redemptions of the Portfolio's shares. Any certificates representing the Portfolio's shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Portfolio's then-current net asset value.

         The Portfolio ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.

         However, if you have purchased the Portfolio's shares by check or through the Wilshire Target Funds Accumulation Plan and subsequently submit a written redemption request to the Transfer Agent, the redemption proceeds will be transmitted to you promptly upon bank clearance of your purchase check or Wilshire Target Funds Accumulation Plan order, which may take eight business days or more. In addition, the Portfolio will reject requests to redeem shares by wire or telephone for a period of eight business days after receipt by the Transfer Agent of the purchase check or the Wilshire Target Funds Accumulation Plan order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership.

         The Transfer Agent will not redeem your shares until it has received your Account Application.

         The Portfolio reserves the right to redeem your account at its option upon not less than 45 days' written notice if your account's net asset value is $500 or less as a result of redemptions and remains so during the notice period.

         Procedures -- You may redeem shares by using the regular redemption procedure through the Transfer Agent, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the Wire Redemption Privilege or the Telephone Redemption Privilege. The Company reserves the right to refuse any request made by wire or telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Company may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

         You may redeem shares by telephone if you have checked the appropriate box on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select a Telephone Redemption Privilege or Telephone Exchange Privilege (which is granted automatically unless you refuse it), you authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. The Company will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Company or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

         During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of the Portfolio's shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Portfolio's net asset value may fluctuate.

         Regular Redemption -- Under the regular redemption procedure, you may redeem your shares by written request mailed to Wilshire Target Funds, Inc., P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488. Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. If you have any questions with respect to signature-guarantees, please call one of the telephone numbers listed under "General Information."

     Redemption proceeds of at least $1,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.

         Wire Redemption Privilege -- You may request by wire or telephone that redemption proceeds (minimum $1,000) be wired to your account at a bank which is a member of the Federal Reserve System, or a correspondent bank if your bank is not a member. You also may direct that redemption proceeds be paid by check (maximum $150,000 per day) made out to the owners of record and mailed to your address. Redemption proceeds of less than $1,000 will be paid automatically by check. Holders of jointly registered accounts may have redemption proceeds of up to $250,000 wired within any 30-day period. You may make redemption requests by calling 1-888-200-6796. The Statement of Additional Information sets forth instructions for transmitting redemption requests by wire. Shares held under Keogh Plans, IRAs or other retirement plans, and shares for which certificates have been issued, are not eligible for this privilege.

         Telephone Redemption Privilege -- You may request by telephone that redemption proceeds (maximum $150,000 per day) be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-888-200-6796. Shares held under Keogh Plans, IRAs or other retirement plans, and shares for which certificates have been issued, are not eligible for this privilege.



SERVICE AND DISTRIBUTION PLAN

         The Directors of the Company have adopted a service and distribution plan (the "Service and Distribution Plan") with respect to the Investment Class shares of the Portfolio pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Under the Service and Distribution Plan, the Company reimburses FDDI, distributor of the Company, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of the Portfolio for certain service and distribution expenses borne, or paid to others, by FDDI. Generally, the service fees covered under the Service and Distribution Plan are fees paid to securities dealers and other financial intermediaries for personal services to holders of the Investment Class shares of the Portfolio and/or for the maintenance of the accounts of the holders of the Investment Class shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Company and providing reports and other information, and services related to the maintenance of shareholder accounts. To the extent that such service fees do not aggregate .25 of 1% of the value of the average daily net assets attributable to the Investment class shares of the Portfolio, the Service and Distribution Plan also permits reimbursement for distribution expenses borne, or paid to others, by FDDI for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Investment Class shares of the Portfolio. The types of distribution expenses covered include, but are not limited to, the costs and expenses of direct marketing activities (including related travel, meals and lodging); the design, preparation, printing and distribution of promotional materials, advertising and offering materials, and shareholder materials; the compensation of securities dealers and other financial intermediaries for sales activities; and related capital, overhead and interest expenses. Amounts payable under the Service and Distribution Plan relating to the Portfolio are charged to, and therefore reduce, income allocated to the Investment Class shares of the Portfolio.



DIVIDENDS, DISTRIBUTIONS AND TAXES

         The Portfolio ordinarily declares and distributes net realized gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. The Company will not make distributions from net realized gains unless capital loss carryovers, if any, have been utilized or have expired. You may choose whether to receive dividends and distributions in cash or to reinvest in additional shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors.

         The Portfolio intends to distribute substantially all of its net investment income and net realized securities gains on a current basis. Dividends paid by the Portfolio derived from net investment income and distributions from net realized short-term securities gains of the Portfolio will be taxable to U.S. shareholders as ordinary income for federal income tax purposes whether received in cash or reinvested in additional shares. Depending upon the composition of the Portfolio's income, all or a portion of the dividends derived from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains of the Portfolio will be taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in shares. The maximum federal capital gains rate for individuals is 28% with respect to capital assets held for more than 12 months, but not more than 18 months, and 20% with respect to capital assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Dividends and distributions will generally be subject to state and local taxes.

         Dividends from net investment income and distributions from net realized short-term securities gains paid by the Portfolio to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor is entitled to claim the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Portfolio to a foreign investor as well as the proceeds of any redemptions from a foreign investor's account, regardless of the extent to which gain or loss may be realized, generally will not be subject to any U.S. withholding tax. However, such distributions and redemption proceeds may be subject to backup withholding, as described below, unless the foreign investor certifies his or her non-U.S. residency status. The tax consequences to foreign investors engaged in a trade or business that is effectively connected with the United States may differ from the foregoing.

         Notice as to the tax status of your dividends and distributions will be mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year.

         Federal regulations generally require the Company to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to you if you fail to certify either that the TIN furnished in connection with opening an account is correct or that you have not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Portfolio to institute backup withholding if the IRS determines your TIN is incorrect or if you failed to properly report taxable dividend and interest income on a Federal income tax return.

         A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

         The Portfolio intends to qualify as a "regulated investment company" under the Code. Such qualification relieves the Portfolio of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. In addition, a 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and any capital gain net income with respect to each year to avoid liability for this excise tax.

         The foregoing is a general summary of the U.S. Federal income tax consequences of investing in the Portfolio. You should consult your tax adviser regarding specific questions as to Federal, state or local taxes.



PERFORMANCE INFORMATION

         For purposes of advertising, performance may be calculated on the basis of average annual total returns and/or total returns of the Portfolio. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return on an investment in the Portfolio assuming the investment has been held for one-, five- and ten year periods (or the life of the Portfolio if shorter).

         Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management and is also affected by operating expenses, market conditions and the risks associated with the Portfolio's objective and investment policies. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

   Comparative performance information may be used from time to time in advertising or marketing the shares of the Portfolio, including data from the Wilshire 5000 Index, Lipper Analytical Services, Inc., the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Morningstar, Inc. and other industry publications.



GENERAL INFORMATION

         The Company was incorporated under Maryland law on July 30, 1992, and commenced operations on September 30, 1992. The Company is authorized to issue 600 million shares of Common Stock (with 100 million allocated to the Portfolio and 50 million allocated to each class of the Portfolio), par value $.001 per share.

         The Company is a "series fund," which is a mutual fund divided into separate series. Each series of the Company is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. As described below, for certain matters shareholders of all series vote together as a group; as to others they vote separately by series or by class.

         To date the Board of Directors has authorized the creation of five series of shares and an "Investment Class" and "Institutional Class" of shares for each series. All consideration received by the Company for shares of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of that series) and will be subject to the liabilities related thereto. Each share of a class of a series represents an equal proportionate interest in the series with each other class share, subject to the liabilities of the particular class. Each class of shares of a series participates equally in the earnings, dividends and assets attributable to that class. The income attributable to, and the expenses of, one class are treated separately from those of the other classes. Shares are fully paid and non-assessable. Should a series be liquidated, the holders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. The Board of Directors has the ability to create, from time to time, new series and additional classes without shareholder approval. Shares have no pre-emptive or conversion rights.

         Institutional Class shares, which are generally available only to institutions investing at least $5 million in the Portfolio, bear no Rule 12b-1 fee and, consequently, the Company expects the investment returns of Institutional Class shares to exceed those of Investment Class shares. For more information regarding eligibility to purchase Institutional Class shares, call 1-888-200-6796 or contact your investment representative.

         Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Company's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for the purpose of considering the removal of a Director from office or for any other purpose. Shareholders may remove a Director by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders. Each share has one vote and shares of each series are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all series vote together in the election of Directors or selection of accountants. Each class of a series is also entitled to vote separately on any material increases in the fees under its Service and Distribution Plan or on any other matter that affects solely that class of shares, but will otherwise vote together with all other classes of shares of the series on all other matters on which shareholders are entitled to vote.

         The Transfer Agent maintains a record of your ownership and sends confirmations and statements of account. Certificates for Shares will not be issued unless specifically requested.

         Shareholder inquiries may be made by writing to the Fund at P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, or by calling toll free 1-888-200-6796.

         No person has been authorized to give any information or to make any representations other than those contained in this prospectus and in the Company's official sales literature in connection with the offer of the Portfolio's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company. This prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

[GRAPHIC OMITTED]

   PROSPECTUS        WILSHIRE 5000 INDEX PORTFOLIO
                      (Institutional Class Shares)
                        (http://www.wilfunds.com)

-------------------------------------------------------------------------------

    Wilshire 5000 Index Portfolio (the "Portfolio") is a series of Wilshire Target Funds, Inc. (the "Company"), a diversified open-end investment company, known as a mutual fund. This prospectus offers Institutional Class shares of the Portfolio. The goal of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index (the "Index") before the deduction of fund expenses. See "Description of the Portfolio." Wilshire Associates Incorporated ("Wilshire") serves as the Portfolio's investment adviser. First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Portfolio's administrator and
transfer  agent.  First Data Distributors,   Inc.   ("FDDI")   serves  as  the
Portfolio distributor.
-------------------------------------------------------------------------------
    This prospectus sets forth concisely information about the Portfolio that you should know before investing. It should be read and retained for future reference. The Statement of Additional Information, dated January ___, 1999, which may be revised from time to time, provides a further discussion of certain topics in this prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a free copy, write to the Company at P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, or call 1-888-200-6796. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference to this prospectus and the Statement of Additional Information and other information regarding registrants that file electronically with the SEC.
--------------------------------------------------------------------------------
    Shares of the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involve risk, including the possible loss of principal amount invested.
-------------------------------------------------------------------------------

        TABLE OF CONTENTS                                               Page
        Fee Table....................................................    2
        Description of the Portfolio.................................    3
        Investment Considerations and Risks..........................    4
        Management of the Portfolio..................................    6
        How to Buy Portfolio Shares..................................    7
        Shareholder Services.........................................    9
        How to Redeem Portfolio Shares...............................   10
        Dividends, Distributions and Taxes...........................   12
        Performance Information......................................   14
        General Information..........................................   14


-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           FEE TABLE
-------------------------------------------------------------------------------
         The following table illustrates the expenses and fees expected to be incurred by a shareholder and the Portfolio for the current fiscal year.
--------------------------------------------------------------------------------

                                                                  WILSHIRE 5000
                                                                INDEX PORTFOLIO
SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales load imposed on purchases or reinvestment of dividends    None
Contingent deferred sales load upon redemption of investments.....      None
Redemption Fees...................................................      None
Exchange Fees.....................................................      None

ANNUAL PORTFOLIO OPERATING EXPENSES:
(as a percentage of average daily net assets)
Management Fees (after waiver)*...................................      .00%
Other Expenses+...................................................      .35%
                                                                        ----

Total Portfolio Operating Expenses (after waiver)++...............      .35%

* Reflects voluntary waiver of advisory fees which will continue in effect until at least December 31, 1999. Absent such voluntary waiver, the ratio of management fees to average daily net assets would be .10%.

+ The Adviser will reimburse expenses with respect to the Portfolio to the extent necessary to maintain the Portfolio's expense ratio at 0.35% of the Portfolio's average daily net assets until at least December 31, 1999.

++ Absent the voluntary fee waivers and expense reimbursements referred to above, the ratio of total Portfolio operating expenses to average daily net assets would be 0.72%.

         The purpose of the foregoing table is to assist you in understanding the various estimated costs and expenses that the Portfolio and investors will bear, the payment of which will reduce investors' annual return.
Actual expenses may be greater or less than such estimates.

         The following example illustrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Portfolio. These amounts are based on payments by the Portfolio of operating expenses at the levels set forth in the above table and also based on the following assumptions:
         .........
         EXAMPLE:
         An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                             1 Year .........$ 4
                             3 Years         $11

--------------------------------------------------------------------------------
         THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL
RETURN, EACH PORTFOLIO'S PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
--------------------------------------------------------------------------------

   You can purchase shares without charge directly from FDDI; you may be charged a nominal fee if you effect transactions in shares through a securities dealer, bank or other financial institution. See "Management of the Fund."



DESCRIPTION OF THE PORTFOLIO

         Investment Objective

         The goal of the Wilshire 5000 Index Portfolio is to replicate as closely as possible (before fund expenses) the total return of the Index.

          Investment Approach

         The Portfolio is appropriate for investors who seek a return comparable to that of the U.S. stock market as a whole as represented by the Index. The Index, an unmanaged capitalization-weighted index of over 7,000 U.S. equity securities, which consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Index has been computed continuously since 1974 and is published daily in many newspapers.

         The Portfolio will invest primarily in the common stocks of companies included in the Index, that Wilshire deems representative of the entire Index, selected on the basis of computer generated statistical data. Although the Portfolio will not hold securities of all the issuers whose securities are included in the Index, it will normally hold securities representing at least 90% of the total market value of the Index.

         The Portfolio is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the Index (before the deduction of fund expenses) through statistical procedures. As a result, the Adviser does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis. Securities are selected based primarily on market capitalization and industry weightings.

         Wilshire will keep the Portfolio invested in common stocks as fully as practicable. During ordinary market conditions, it anticipates that more than 95% of the Portfolio's assets will be so invested. In connection with these investments, the Portfolio may from time to time receive dividends or distributions of other securities with equity characteristics, such as preferred stocks, warrants, rights and securities convertible into common stock; Wilshire will determine whether it is in the best interest of the Portfolio to hold these securities or dispose of them. It is not Wilshire's intent to use other securities, whether issues of individual companies or derivative securities, to enhance or modify the return of the Portfolio. Nor is it Wilshire's intent to actively manage the Portfolio's cash position for defensive reasons. From time to time as the result of unforeseen market conditions or to facilitate the handling of contributions or withdrawals, Wilshire may purchase such securities if in its judgment this is in the best interest of the shareholders. Such positions will be limited to an amount necessary to deal with the specific condition at hand and will be liquidated as soon as Wilshire deems it appropriate. In order to meet anticipated redemption, the Portfolio may invest part or all of its assets in U.S. government securities and high quality (within the two highest rating categories assigned by a nationally recognized securities rating organization) U.S. dollar-denominated money market securities, including certificates of deposit, bankers' acceptances, commercial paper, short-term debt securities and repurchase agreements.



INVESTMENT CONSIDERATIONS AND RISKS

         General -- The Portfolio's net asset value is not fixed and should be expected to fluctuate. You should consider the Portfolio as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved.

         The Portfolio may be appropriate for investors who are willing to endure stock market fluctuations in pursuit of potentially higher long-term returns. The Portfolio invests for growth and does not pursue income as a primary objective. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors. The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements.

         Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Portfolio's investment securities will result in changes in the value of the Portfolio's shares and thus the Portfolio's total return to investors. See "Investment Objective and Management Policies" in the Statement of Additional Information.

         Over time, Wilshire expects the correlation between the performance of the Portfolio and the Index to be 0.95 or higher before deduction of fund expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Portfolio, including the value of its dividend and any capital gain distributions, increases or decreases in exact proportion to changes in the Index. The Portfolio's ability to track the Index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Index or the assets of the Portfolio, and the timing and amount of Portfolio contributions and withdrawals. If for any reason the Portfolio does not achieve a high correlation, the Company's Board of Directors will consider alternatives.

         Except as otherwise indicated, the Portfolio's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Portfolio's objective will be met. See "Investment Objective and Management Policies -- Policies" in the Statement of Additional Information for a further discussion of certain risks.

         Borrowing Money -- The Portfolio is permitted to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase any additional securities.

         Simultaneous Investments -- Investment decisions for the Portfolio are made independently from those of other series of the Company, other investment companies and other accounts advised by Wilshire. However, if such other investment companies or accounts are prepared to invest in, or desire to dispose of, securities of the type in which the Portfolio invests at approximately the same time as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

         Lending Portfolio Securities -- The Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions. In connection with such loans, the Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities afford the Portfolio an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loan collateral. Loans of portfolio securities may not exceed 33 1/3% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned collateral securities. Such loans are terminable by the Portfolio at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction.

         Year 2000 - The date-related computer issues known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the Company and its shareholders. However, the Company understands that its key service providers, including Wilshire, are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the Portfolio invests. However, because the objective of the Portfolio is to replicate as closely as possible the total return of the Wilshire 5000 Index, Wilshire does not perform fundamental analyses of the companies in which the Portfolio invests, and does not attempt to monitor the impact of the problem on individual issuers.

MANAGEMENT OF THE PORTFOLIO

         Investment Adviser -- Wilshire, located at 1299 Ocean Avenue, Santa Monica, California 90401, was formed in 1972 and serves as the Portfolio's investment adviser. As of October 1, 1998, Wilshire managed approximately $7.4 billion in assets. Under the terms of the Investment Advisory Agreement described below, Wilshire, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law, manages the investment of the assets of the Portfolio. The Portfolio's primary portfolio manager is Thomas
D. Stevens, the President and Chairman of the Board of Directors of the Company and a Senior Vice President of Wilshire. He has been employed by Wilshire since 1980. The Portfolio's other portfolio manager is identified in the Statement of Additional Information. Wilshire also provides research services for the Portfolio through a professional staff of portfolio managers and securities analysts. Wilshire is controlled by its President, Dennis Tito, who owns a majority of its outstanding voting stock.

         Pursuant to the terms of an Investment Advisory Agreement with Wilshire (the "Advisory Agreement"), the Company has agreed to pay Wilshire a fee computed daily and paid monthly at the annual rate of .10% of the value of the Portfolio's average daily net assets. Wilshire will waive advisory fees and reimburse other expenses with respect to the Portfolio to the extent necessary to maintain the Portfolio's expense ratio at 0.35% of the Portfolio's average daily net assets until at least December 31, 1999.

         Administrator -- Investor Services Group, a subsidiary of First Data Corporation, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Company's administrator pursuant to an Administration Agreement with the Company. Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of the Company's operations, other than providing investment advice, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the terms of the Administration Agreement, the Company has agreed to pay Investor Services Group a fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the value of the Company's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Company's monthly average net assets on the next $4 billion, and .08 of 1% the Company's monthly average net assets on the excess net assets. In addition, the Company has agreed to pay Investor Services Group an annual fee of $25,000 per series and $2,000 for each additional class.

         Custodian and Transfer and Dividend Disbursing Agent -- The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, is the custodian of the Company's investments. Investor Services Group is also the Company's Transfer and Dividend Disbursing Agent (the "Transfer Agent").

         Distributor -- FDDI, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the distributor of the Company's shares. FDDI is an indirect wholly-owned subsidiary of First Data Corporation. FDDI is not compensated for its services as distributor.

         Expenses -- From time to time, Wilshire or Investor Services Group may waive receipt of its fees and/or voluntarily assume certain expenses of the Portfolio or the Company, which would have the effect of lowering the overall expense ratio of the Portfolio and increasing the return to investors at the time such amounts are waived or assumed, as the case may be. The Company will not pay Wilshire or Investor Services Group for any amounts which may be waived or assumed. Each of FDDI, Wilshire or Investor Services Group may bear other expenses of distribution of the shares of the Portfolio or of the provision of shareholder services to the Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Company.

         All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by FDDI, Wilshire or Investor Services Group. The expenses borne by the Company include: organizational costs; taxes; interest; brokerage fees and commissions; if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FDDI, Wilshire or Investor Services Group or any of their affiliates; SEC fees; state Blue Sky qualification fees; advisory and administration fees; charges of custodians, transfer and dividend disbursing agents' fees; certain insurance premiums; industry association fees; outside auditing and legal expenses; costs of maintaining the Company's existence; costs of independent pricing services; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of shareholders' reports and meetings; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; and any extraordinary expenses. Expenses attributable to a particular series or class of shares are charged against the assets of that series or class. Other expenses of the Company are allocated among the Portfolio and other series of the Company on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of the Portfolio and other series of the Company.



HOW TO BUY PORTFOLIO SHARES

         Shares are sold without a sales charge. You may be charged a fee if you effect transactions in shares through a securities dealer, bank or other financial institution. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

         The minimum initial investment in the Portfolio is $5,000,000. Subsequent investments must be at least $100,000. The initial investment must be accompanied by the Account Application. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time. For investors who purchase through a financial intermediary and hold their shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account, and not to the investors individually.

         You may purchase shares by check or wire. Checks should be made payable to "Wilshire Target Funds, Inc." For subsequent investments, your Portfolio account number should appear on the check. Payments which are mailed should be sent to Wilshire Target Funds, Inc., P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, together with your investment slip or, when opening a new account, your Account Application, indicating the name of the Portfolio. Neither initial nor subsequent investments may be made by third party check.

         Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company (ABA #011001234), together with the name of the Portfolio and the Portfolio's DDA number, 065-587, for purchase of shares in your name. The wire must include your Portfolio account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), account registration and dealer number, if applicable. If your initial purchase of Portfolio shares is by wire, please call 1-888-200-6796 after completing your wire payment to obtain your Portfolio account number. Please include your Portfolio account number on the Account Application and promptly mail the Account Application to the Portfolio, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Portfolio makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.

         Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. You must direct the institution to transmit immediately available funds through the Automated Clearing House to:

         Boston Safe Deposit and Trust Company
         Wilshire 5000 Index Portfolio
         (Shareholder Account Number)
         Account of (Registered Shareholder)

         Shares of the Portfolio are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent. Net asset value per share of each class of shares is determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value of the Portfolio, futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of a class of shares of the Portfolio is computed by dividing the value of the net assets attributable to that class of shares (i.e., the value of the assets attributable to that class less liabilities attributable to that class) by the total number of shares of that class outstanding. The Portfolio's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board of Directors. For further information regarding the methods employed in valuing Portfolio investments, see "Determination of Net Asset Value" in the Statement of Additional Information.

         Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN could subject you to a $50 penalty imposed by the Internal Revenue Service (the "IRS").



SHAREHOLDER SERVICES

         Exchanges -- You may purchase, in exchange for shares of the Portfolio, shares of the same class of one of the other series offered by the Company (each, a "Fund") or shares of another class of the Portfolio or a Fund, to the extent such shares are offered for sale in your state of residence and you meet the eligibility requirements (including minimum investment amounts) for the purchase of such shares.

         To request an exchange, you must give exchange instructions to the Transfer Agent in writing. The shares being exchanged must have a value of at least the applicable minimum initial investment, if any, required for the series and class into which the exchange is being made. The ability to issue exchange instructions by telephone is given to all shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. You may establish the Telephone Exchange Privilege for an existing account by written request, signed by all shareholders on the account, or by a separate signed Shareholder Services Form, also available by calling 1-888-200-6796. If you have established the Telephone Exchange Privilege, you may telephone exchange instructions by calling 1-888-200-6796. See "How to Redeem Portfolio Shares-Procedures." Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the Fund into which the exchange is made: Telephone Exchange Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, and the dividend and capital gain distribution option you have selected.

         Shares will be exchanged at their next determined net asset value. No fees currently are charged to shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC. The Company reserves the right to reject any exchange request in whole or in part. The availability of exchanges may be modified or terminated at any time upon notice to shareholders.

         The exchange of shares of the Portfolio for shares of a Fund is treated for Federal income tax purposes as a sale of the Portfolio shares exchanged by the shareholder and, therefore, you may realize a taxable gain or loss.

         Money Market Fund -- You may also exchange shares of the Fund for shares of a money market fund. Please call 1-888-200-6796 to obtain a prospectus and more information on how to exchange into the money market fund.

         Retirement Plans -- The Company offers a variety of pension and profit-sharing plans, including Keogh Plans, IRAs, SEP-IRAs, Roth IRAs and IRA "Rollover Accounts" and 403(b)(7) Plans. Plan support services also are available. To obtain details on such Plans, please call the following toll-free number: 1-888-200-6796.



HOW TO REDEEM PORTFOLIO SHARES

         General -- You may request redemption of your shares at any time. Redemption requests should be transmitted in accordance with the procedures described below. When a request is received in proper form, the Portfolio will redeem the shares at the next determined net asset value.

         Securities dealers, banks and other financial institutions may charge a nominal fee for effecting redemptions of the Portfolio's shares. Any certificates representing the Portfolio's shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Portfolio's then-current net asset value.

         The Portfolio ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.

         However, if you have purchased the Portfolio's shares by check or through the Wilshire Target Funds Accumulation Plan and subsequently submit a written redemption request to the Transfer Agent, the redemption proceeds will be transmitted to you promptly upon bank clearance of your purchase check or Wilshire Target Funds Accumulation Plan order, which may take eight business days or more. In addition, the Portfolio will reject requests to redeem shares by wire or telephone for a period of eight business days after receipt by the Transfer Agent of the purchase check or the Wilshire Target Funds Accumulation Plan order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership.

         The Transfer Agent will not redeem your shares until it has received your Account Application.

         The Portfolio reserves the right to redeem your account at its option upon not less than 45 days' written notice if your account's net asset value is $500 or less as a result of redemptions and remains so during the notice period.

         Procedures -- You may redeem shares by using the regular redemption procedure through the Transfer Agent, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the Wire Redemption Privilege or the Telephone Redemption Privilege. The Company reserves the right to refuse any request made by wire or telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Company may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

         You may redeem shares by telephone if you have checked the appropriate box on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select a Telephone Redemption Privilege or Telephone Exchange Privilege (which is granted automatically unless you refuse it), you authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. The Company will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Company or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

         During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of the Portfolio's shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Portfolio's net asset value may fluctuate.

         Regular Redemption -- Under the regular redemption procedure, you may redeem your shares by written request mailed to Wilshire Target Funds, Inc., P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488. Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. If you have any questions with respect to signature-guarantees, please call one of the telephone numbers listed under "General Information."

         Redemption proceeds of at least $1,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.

         Wire Redemption Privilege -- You may request by wire or telephone that redemption proceeds (minimum $1,000) be wired to your account at a bank which is a member of the Federal Reserve System, or a correspondent bank if your bank is not a member. You also may direct that redemption proceeds be paid by check (maximum $150,000 per day) made out to the owners of record and mailed to your address. Redemption proceeds of less than $1,000 will be paid automatically by check. Holders of jointly registered accounts may have redemption proceeds of up to $250,000 wired within any 30-day period. You may make redemption requests by calling 1-888-200-6796. The Statement of Additional Information sets forth instructions for transmitting redemption requests by wire. Shares held under Keogh Plans, IRAs or other retirement plans, and shares for which certificates have been issued, are not eligible for this privilege.

         Telephone Redemption Privilege -- You may request by telephone that redemption proceeds (maximum $150,000 per day) be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-888-200-6796. Shares held under Keogh Plans, IRAs or other retirement plans, and shares for which certificates have been issued, are not eligible for this privilege.



DIVIDENDS, DISTRIBUTIONS AND TAXES

         The Portfolio ordinarily declares and distributes net realized gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. The Company will not make distributions from net realized gains unless capital loss carryovers, if any, have been utilized or have expired. You may choose whether to receive dividends and distributions in cash or to reinvest in additional shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors.

         The Portfolio intends to distribute substantially all of its net investment income and net realized securities gains on a current basis. Dividends paid by the Portfolio derived from net investment income and distributions from net realized short-term securities gains of the Portfolio will be taxable to U.S. shareholders as ordinary income for federal income tax purposes whether received in cash or reinvested in additional shares. Depending upon the composition of the Portfolio's income, all or a portion of the dividends derived from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains of the Portfolio will be taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in shares. The maximum federal capital gains rate for individuals is 28% with respect to capital assets held for more than 12 months, but not more than 18 months, and 20% with respect to capital assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Dividends and distributions will generally be subject to state and local taxes.

         Dividends from net investment income and distributions from net realized short-term securities gains paid by the Portfolio to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor is entitled to claim the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Portfolio to a foreign investor as well as the proceeds of any redemptions from a foreign investor's account, regardless of the extent to which gain or loss may be realized, generally will not be subject to any U.S. withholding tax. However, such distributions and redemption proceeds may be subject to backup withholding, as described below, unless the foreign investor certifies his or her non-U.S. residency status. The tax consequences to foreign investors engaged in a trade or business that is effectively connected with the United States may differ from the foregoing.

         Notice as to the tax status of your dividends and distributions will be mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year.

         Federal regulations generally require the Company to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to you if you fail to certify either that the TIN furnished in connection with opening an account is correct or that you have not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Portfolio to institute backup withholding if the IRS determines your TIN is incorrect or if you have failed to properly report taxable dividend and interest income on a Federal income tax return.

         A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

         The Portfolio intends to qualify as a "regulated investment company" under the Code. Such qualification relieves the Portfolio of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. In addition, a 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and any capital gain net income with respect to each year to avoid liability for this excise tax.

         The foregoing is a general summary of the U.S. Federal income tax consequences of investing in the Portfolio. You should consult your tax adviser regarding specific questions as to Federal, state or local taxes.

PERFORMANCE INFORMATION

         For purposes of advertising, performance may be calculated on the basis of average annual total returns and/or total returns of the Portfolio. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return on an investment in the Portfolio assuming the investment has been held for one-, five- and ten year periods (or the life of the Portfolio if shorter).

         Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management and is also affected by operating expenses, market conditions and the risks associated with the Portfolio's objective and investment policies. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

         Comparative performance information may be used from time to time in advertising or marketing the shares of the Portfolio, including data from the Wilshire 5000 Index, Lipper Analytical Services, Inc., the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Morningstar, Inc. and other industry publications.



GENERAL INFORMATION

         The Company was incorporated under Maryland law on July 30, 1992, and commenced operations on September 30, 1992. The Company is authorized to issue 600 million shares of Common Stock (with 100 million allocated to the Portfolio and 50 million allocated to each class of the Portfolio), par value $.001 per share.

         The Company is a "series fund," which is a mutual fund divided into separate series. Each series of the Company is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. As described below, for certain matters shareholders of all series vote together as a group; as to others they vote separately by series or by class.

         To date, the Board of Directors has authorized the creation of five series of shares and an "Investment Class" and "Institutional Class" of shares for each series. All consideration received by the Company for shares of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of that series) and will be subject to the liabilities related thereto. Each share of a class of a series represents an equal proportionate interest in the series with each other class share, subject to the liabilities of the particular class. Each class of shares of a series participates equally in the earnings, dividends and assets attributable to that class. The income attributable to, and the expenses of, one class are treated separately from those of the other classes. Shares are fully paid and non-assessable. Should a series be liquidated, the holders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. The Board of Directors has the ability to create, from time to time, new series and additional classes without shareholder approval. Shares have no pre-emptive or conversion rights.

         Investment Class shares, which are generally available to the public, bear a Rule 12b-1 fee of up to .25% of the average daily net assets of the Portfolio's Investment Class shares. For information regarding the Investment Class shares call 1-888-200-6796 or contact your investment representative.

         Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Company's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for the purpose of considering the removal of a Director from office or for any other purpose. Shareholders may remove a Director by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders. Each share has one vote and shares of each series are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all series vote together in the election of Directors or selection of accountants. Each class of a series is also entitled to vote separately on any material increases in the fees under its Services and Distribution Plan or on any other matter that affects solely that class of shares, but will otherwise vote together with all other classes of shares of the series on all other matters on which shareholders are entitled to vote.

         The Transfer Agent maintains a record of your ownership and sends confirmations and statements of account. Certificates for Shares will not be issued unless specifically requested.

         Shareholder inquiries may be made by writing to the Fund at P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, or by calling toll free 1-888-200-6796.

         No person has been authorized to give any information or to make any representations other than those contained in this prospectus and in the Company's official sales literature in connection with the offer of the Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company. This prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

[GRAPHIC OMITTED]





     Prospectus

                          WILSHIRE 5000 INDEX PORTFOLIO
                     STATEMENT OF ADDITIONAL INFORMATION

                                                 January ___, 1999


This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current prospectuses of Wilshire 5000 Index Portfolio (the "Portfolio") (Investment Class shares and Institutional Class shares) dated January ____, 1999 (each a "Prospectus"). The Portfolio is a series of Wilshire Target Funds, Inc. (the "Company"). To obtain a copy of a Prospectus, please write to the Portfolio at P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488. Capitalized terms not otherwise defined herein have the same meaning as in the Prospectuses.

Wilshire  Associates   Incorporated   ("Wilshire")  serves  as  the  Portfolio's
investment adviser.

First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Portfolio's administrator and transfer agent.

First Data Distributors, Inc. ("FDDI") serves as the Portfolio's distributor.


                              TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................................. 2
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES................................. 2
MANAGEMENT OF THE COMPANY.................................................... 8
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS............................11
SERVICE AND DISTRIBUTION PLAN................................................13
PURCHASE OF PORTFOLIO SHARES.................................................13
REDEMPTION OF PORTFOLIO SHARES...............................................15
SHAREHOLDER SERVICES.........................................................16
DETERMINATION OF NET ASSET VALUE.............................................17
DIVIDENDS, DISTRIBUTION AND TAXES............................................17
PERFORMANCE INFORMATION......................................................19
PORTFOLIO TRANSACTIONS.......................................................20
INFORMATION ABOUT THE PORTFOLIO..............................................20
CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
  COUNSEL AND INDEPENDENT ACCOUNTANTS........................................21

                             GENERAL INFORMATION AND HISTORY

On September 17, 1992, Dreyfus-Wilshire Series Fund, Inc. changed its name to Dreyfus-Wilshire Target Funds, Inc.

On May 29, 1996, Dreyfus-Wilshire Target Funds, Inc. changed its name to Wilshire Target Funds, Inc.

                                   INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Description of the Portfolio."

OTHER PORTFOLIO SECURITIES

U.S. GOVERNMENT SECURITIES. The Portfolio may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

BANK OBLIGATIONS. The Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a portfolio which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio only will only invest in time deposits of domestic banks that have total assets in excess of one billion dollars. Time deposits which may be held by the Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term bank obligations in which the Portfolio may invest may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Company's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Portfolio. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolio will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars with respect to securities of the type in which the Portfolio may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

LENDING PORTFOLIO SECURITIES. In connection with its securities lending transactions, the Portfolio may return to the borrower or a third party which is unaffiliated with the Company, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Company's Board of Directors must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Ratings Group, F-1 by Fitch Investors Service, L.P. or D-1 by Duff & Phelps Credit Rating Co.; (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's Investors Service, Inc. or AA- by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co.; or (c) if unrated, determined by Wilshire to be of comparable quality to those rated obligations which may be purchased by the Portfolio. These instruments include variable amount master demand notes, which are obligations that permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, Wilshire will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower's ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth above for other commercial paper issuers.

PREFERRED STOCK. The Portfolio may invest up to 5% of its assets in preferred stock. Preferred Stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

CONVERTIBLE SECURITIES. The Portfolio may invest up to 5% of its assets in convertible securities when its appears to Wilshire that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, Wilshire places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

WARRANTS AND RIGHTS. The Portfolio may invest up to 5% of its assets in warrants and similar rights to purchase stock. Warrants basically are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

DERIVATIVES. Although Wilshire has no current intention to invest Portfolio assets in financial instruments which derive their performance, at least in part, from the performance of an underlying assets or index ("Derivatives"), it reserves the right to do so in the future. Under normal market conditions, less than 5% of the net assets of the Portfolio would be invested in Derivatives. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the Portfolio as a whole. Derivatives permit the Portfolio to increase, decrease or change the level of risk to which it is exposed in much the same way as the Portfolio can increase, decrease or change its risk by making investments in specific securities.

In addition, Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on the Portfolio's performance. If the Portfolio invests in Derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. The Portfolio also could experience losses if its Derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

When required by the SEC, the Portfolio will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of Derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a Derivative position at a reasonable price. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Wilshire will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

OPTIONS. The Portfolio may write covered call options, buy put options, buy call options and write secured put options on particular securities or the Wilshire 5000 Index. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Options on stock indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollar times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stock.

FUTURES TRANSACTIONS. The Portfolio may enter into futures contracts or particular securities [or stock indices] in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. A futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or stock index at the close of the last trading day of the contract and the price at which the agreement is made.
No physical delivery of securities is made.

Engaging in these transactions involves risk of loss to the Portfolio which could affect the value of the Portfolio's net assets adversely. Although the Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

Successful use of futures by the Portfolio also is subject to the ability of Wilshire to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and/or published positions of the SEC, the Portfolio may be required to segregate cash or liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Portfolio's ability otherwise to invest those assets.

FUTURE DEVELOPMENTS. The Portfolio may take advantage of opportunities in the area of futures contracts and any other Derivatives which presently are not contemplated for use by the Portfolio or which currently are not available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its Prospectus or SAI.

MANAGEMENT POLICIES

FUND INVESTMENT RESTRICTIONS. The Portfolio has adopted investment restrictions numbered 1 through 9 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. Investment restrictions numbered 10 through 12 are not fundamental policies and may be changed by vote of a majority of the Directors at any time. The Portfolio may not:

1. Invest in commodities, except that the Portfolio may purchase and sell options and futures contracts, including those relating to indices and options on futures contracts or indices.

2. Purchase, hold or deal in real estate or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

3. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. For purposes of this investment restriction, the entry into options, forward contracts, or futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board of Directors.

5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

6. Invest more than 25% of its assets in the securities of issuers in any single industry, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

7. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

8. Hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of the Portfolio's total assets.

9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in investment restrictions No. 1 and 3 may be deemed to give rise to a senior security.

10. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Portfolio's net assets would be so invested.

12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or those received as part of a merger or consolidation.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                                             MANAGEMENT OF THE COMPANY

Directors and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is deemed to be an "interested person" of the Company, as defined in the 1940 Act, is indicated by an asterisk.

DIRECTORS OF THE COMPANY

*THOMAS D. STEVENS, Chairman of the Board, President and Director. Senior Vice President and Principal of Wilshire for more than the past five years. He is the Chief Investment Officer of the Wilshire Asset Management division of Wilshire. Wilshire Asset Management is a provider of index and structured equity and fixed income applications. He is 49 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401.

DEWITT F. BOWMAN, Director. Since January 1994, Pension Investment Consultant providing advice on large pension fund investment strategy, new product evaluation and integration, and large plan investment analysis and management. For more than four years prior thereto, he was Chief Investment Officer of the California Public Employees Retirement System. He currently serves as a director of the RREE America REIT, RCM Capital and Equity Funds, Inc., trustee of the Pacific Gas & Electric Nuclear Decommissioning Trust, Brandes Investment Trust and PCG Private Equity Fund. He is 68 years old and his address is 79 Eucalyptus Knoll, Mill Valley, California 94941.

*ROBERT J. RAAB, JR., Director. Senior Vice President and Principal of Wilshire for more than the past five years. He is head of Wilshire's Institutional Services Division and is responsible for Wilshire Equity, Fixed Income, Index Fund and Portfolio Accounting products. He is 49 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401.

ANNE WEXLER, Director. Chairman of the Wexler Group, consultants specializing in government relations and public affairs for more than fifteen years. She is also a director of Alumax, The Dreyfus Corporation, Comcast Corporation, The New England Electric System, Nova Corporation, and sixteen mutual funds in the Dreyfus mutual fund family as well as a member of the Board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, the Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Board of Visitors of the University of Maryland School of Public Affairs. She is 68 years old and her address is c/o The Wexler Group, 1317 F Street, N.W., Suite 600, Washington, D.C. 20004.

CYNTHIA A. HARGADON, Director. Since July 1998, Director of Investments for the National Automobile Dealers Association. From November 1996 to July 1998, President of Stable Value Investment Association, Inc. educating the public about stable value as a fixed income alternative and how to use it in the asset allocation process for defined contribution plan participants. She is also a project consultant of Johnson Custom Strategies, Inc. an independent investment services firm founded in 1992 to provide specialized asset management strategies to institutional clients. For more than nine years prior thereto, she was Senior Vice President and Chief Investment Officer of ICMA Retirement Corporation/ICMA Retirement Trust. She is 43 years old and her address is c/o Stable Value Investment Association, Inc., 1701 K Street, NW, Suite 300, Washington, D.C. 20006.

For so long as the Company's plan described in the section captioned "Service and Distribution Plan" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.

The Company typically pays its Directors an annual retainer and a per meeting fee and reimburses them for their expenses. The aggregate amount of compensation paid to each current Director by the Company for the fiscal year ended August 31, 1998, was as follows:



                                                        PENSION OR
                                                        RETIREMENT                              TOTAL COMPENSATION
                                                     BENEFITS ACCRUED                           FROM REGISTRANT AND
                                  AGGREGATE             AS PART OF        ESTIMATED ANNUAL        COMPANY COMPLEX
                                 COMPENSATION       COMPANY'S EXPENSES      BENEFITS UPON
         NAME OF                     FROM                                    RETIREMENT
       BOARD MEMBER                COMPANY*
Thomas D. Stevens                     $0                   N/A                   N/A                    $0
DeWitt F. Bowman                   $13,000                 N/A                   N/A                  $13,000
Robert J. Raab, Jr.                   $0                   N/A                   N/A                    $0
Anne L. Wexler                     $13,000                 N/A                   N/A                  $13,000
Cynthia A. Hargadon**              $ 6,500                 N/A                   N/A                  $ 6,500
Peter J. Carre***                  $ 3,250                 N/A                   N/A                  $ 3,250

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $18,422 for all Directors as a group.
**    Appointed as Director on June 8, 1998.
***   Resigned as Director on February 19, 1998.

OFFICERS OF THE COMPANY

THOMAS D. STEVENS (see "Directors of the Company" above).

DAVID R. BORGER, Vice President and Treasurer. Vice President and Principal of Wilshire and Director of Research for its Wilshire Asset Management division for more than five years. He is 49 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401.

ALAN L. MANNING, Secretary. Since 1990, Vice President, Secretary and General Counsel of Wilshire. He is 49 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401.

MICHAEL J. NAPOLI, JR., Vice President. Vice President and Principal of Wilshire for more than five years. He is Director of Marketing for its Wilshire Asset Management division. He is 47 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401.

JULIE A. TEDESCO, Vice President and Assistant Secretary. Since May 1994, Counsel to Investor Services Group. From July 1992 to May 1994, Assistant Vice President and Counsel of The Boston Company Advisors, Inc. She is 41 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

THERESE M. HOGAN, Vice President and Assistant Secretary. Since June 1994, Manager (State Regulation) of Investor Services Group. From October 1993 to June 1994, Senior Legal Assistant at Palmer & Dodge, Boston, Massachusetts. For more than eight years prior thereto, a paralegal at Robinson & Cole in Hartford, Connecticut. She is 36 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

TERESA M.R. HAMLIN, Assistant Secretary. Since 1995, Counsel to Investor Services Group. Prior to that time, she was a paralegal manager with The Boston Company Advisors, Inc. She is 34 years old and her address is c/o First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

KENNETH J. KEMPF, Treasurer. Since 1998 Senior Vice-President of Investor Services Group. From November 1993 to February 1998, President and Chief Executive Officer of FPS Services, Inc., King of Prussia, Pennsylvania. He is 48 years old and his address is c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

GERALD J. HOLLAND, Assistant Treasurer. Since 1994, Vice President of Investor Services Group's Fund Administration Department. Prior to that time, he was Senior Vice President of Finance and Administration for Delaware Management Co. and its affiliates. He is 47 years old and his address is c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia,
Pennsylvania 19406.

BRIAN O'NEILL, Assistant Treasurer. Since 1994, Manager of Investor Services Group's Financial Reporting Department. From 1992 to 1994, Mr. O'Neill was a Supervisor in the Accounting Services Unit of Investor Services Group. He is 30 years old and his address is c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

SUSAN T. NAUGHTON, Assistant Treasurer. Since 1995, Supervisor of Investor Services Group's Financial Reporting Department. From 1993 to 1995, Ms. Naughton was a Supervisor of International Funds in the Mutual Funds
Accounting Department at PFPC, Inc. She is 38 years old and her address is c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

ROBERT C. HERFORTH, Assistant Treasurer. Since 1997, Senior Financial Administrator of Investor Services Group's Financial Reporting Department. From 1995 to 1997, Mr. Herforth served as a Financial Administrator. Prior to 1995, he was a Supervisor in the Transfer Agent Control Department. He is 29 years old and his address is c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

Directors and officers of the Company, as a group, owned less than 1% of the Company's shares of Common Stock outstanding on October 1, 1998.

                        INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The following information supplements and should be read in conjunction with the section in the Portfolio's Prospectus (Investment Class shares) entitled "Management of the Portfolio."

INVESTMENT ADVISORY AGREEMENT. Wilshire provides investment advisory services to the Portfolio pursuant to Investment Advisory Agreement (the "Advisory Agreement") dated July 11, 1996 with the Company as amended to include the Portfolio on June 8, 1998. As to the Portfolio, the Advisory Agreement has an initial term of two years and thereafter is subject to annual approval by (i) the Company's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or Wilshire, by vote cast in person at a meeting called for the purpose of voting on such approval. As to the Portfolio, the Advisory Agreement is terminable without penalty, on 60 days' notice, by the Company's Board of Directors or by vote of the holders of a majority of the Portfolio's shares, or, on not less than 90 days' notice, by Wilshire. The Advisory Agreement will terminate automatically, as to the Portfolio, in the event of its assignment (as defined in the 1940 Act).

    The  following  persons  are  executive   officers  and directors of
Wilshire: Dennis A. Tito, Chairman of the Board of Directors, President and Chief Executive Officer; Robert J. Raab, Jr., Director and Senior Vice President; Thomas D. Stevens, Director and Senior Vice President; Stephen L. Nesbitt, Director and Senior Vice President; Rosalind M. Hewsenian, Director and Vice President; Robert C. Kuberek, Director and Vice President; Howard M. Yata, Director and Vice President; Cecilia I. Loo, Director and Vice President;
Thomas J. Ryan, Director and Vice President; Alan L. Manning, Vice President, General Counsel and Secretary; and San Slawson, Vice President and Treasurer.

Wilshire provides day-to-day management of the Portfolio's investments in accordance with the stated policies of the Portfolio, subject to the oversight of the Company's Board of Directors. Wilshire provides the Portfolio with portfolio managers who are authorized by the Board of Directors to execute purchases and sales of securities. The Portfolio's primary Portfolio Manager is Thomas D. Stevens and he is assisted by David R. Borger.

ADMINISTRATION   AGREEMENT.   Pursuant  to  the  Administration  Agreement  (the
"Administration Agreement") with the Company, Investor Services Group, a subsidiary of First Data Corporation, 4400 Computer Drive, Westborough, Massachusetts 01581, furnishes the Company clerical help and accounting, data processing, internal auditing and legal services and certain other services required by the Company, prepares reports to the Portfolio's shareholders, tax returns, reports to and filings with the SEC and state Blue Sky authorities, and generally assists in all aspects of the Company's operations, other than providing investment advice.

The Agreement continues in effect from year to year subject to annual approval by (i) the Company's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or Investor Services Group, by vote cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable without penalty on 60 days' notice, by the Company's Board of Directors or by vote of the holders of a majority of the Portfolio's shares, or, on not less than 90 days' notice by Investor Services Group. The Administration Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

As compensation for Investor Services Group's services under the Administration Agreement, Investor Services Group is entitled to receive from the Company a monthly administration fee at the annual rate of .15 of 1% of the Company's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% such value on the next $4 billion, and .08 of 1% on the excess net assets. In addition, the Company has agreed to pay Investor Services Group an annual fee of $25,000 for each series (including the Portfolio) and $2,000 for each additional class.

The Advisory Agreement provides that Wilshire shall exercise its best judgment in rendering the services to be provided to the Portfolio under the Agreement. Wilshire is not liable under the Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by the Portfolio. Wilshire is not protected, however, against any liability to the Portfolio or its shareholders to which Wilshire would otherwise be subject by reasons of willful misfeasance, bad faith or gross negligence in the performance of its duties under the Advisory Agreement or by reason of Wilshire's reckless disregard of its obligations and duties under the Advisory Agreement.

                                           SERVICE AND DISTRIBUTION PLAN

The Service and  Distribution  Plan of the Company  adopted  pursuant to Section
12(b) of the 1940 Act and Rule 12b-1 thereunder was approved as to the Investment Class shares of the Portfolio by vote of the majority of both (a) the Directors of the Company, and (b) those Directors of the Company who are not interested persons of the Company, and have no direct or indirect financial interest in the operation of the Services Plan or any agreements related to it (the "Independent Directors"), in each case cast in person at a meeting called for the purpose of voting on the Service and Distribution Plan.

Under the Service and Distribution Plan, FDDI is required to provide to the Directors of the Company for their review, at least quarterly, a written report of the amounts expended by the Portfolio and the purposes for which such expenditures were made.

The Service and Distribution Plan will continue in effect with respect to the Portfolio only so long as such continuance is specifically approved at least annually by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the Investment Company Act of 1940 or the rules and regulations thereunder) of both (a) the Directors of the Company, and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the Service and Distribution Plan. The Service and Distribution Plan may not be amended in any material respect with respect to the Portfolio unless such amendment is approved by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the Investment Company Act of 1940 or the rules and regulations thereunder) of both (a) the Directors of the Company, and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the Service and Distribution Plan, and may not be amended to increase materially the amount to be spent thereunder without such approvals and approval by vote of at least a majority of the outstanding shares of the Investment Class of the Portfolio. The Service and Distribution Plan may be terminated at any time with respect to the Portfolio by vote of a majority of the Independent
Directors or, as to the Portfolio, by vote of a majority of the outstanding shares of the Investment Class of the Portfolio.

                                           PURCHASE OF PORTFOLIO SHARES

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "How to Buy Portfolio Shares."

THE DISTRIBUTOR. FDDI, a subsidiary of Investor Services Group, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Company's distributor pursuant to an agreement which is renewable annually by the Board of Directors. The Portfolio's shares are sold on a continuous basis by FDDI as agent, although FDDI is not obligated to sell any particular amount of shares. The Distribution Agreement between the Distributor and the Company provides that the Company shall indemnify the Distributor against any liability arising out of any untrue statement of a material fact or any omission of a material fact in the Company's registration statement necessary to make the statements therein misleading, unless such liability results from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties under the Agreement.

TRANSACTIONS THROUGH SECURITIES DEALERS. Portfolio shares may be purchased and redeemed through securities dealers which may charge a transaction fee for such services. Some dealers will place the Portfolio's shares in an account with their firm. Dealers also may require that the customer invest more than the $1,000 minimum investment, the customer not take physical delivery of share certificates, the customer not request redemption checks to be issued in the customer's name, fractional shares not be purchased, or other conditions.

There is no sales or service charge to individual investors by the Company or by FDDI, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Company. The Company understands that these fees may be charged for customer services including, but not limited to, same-day investment of client portfolios; same-day access to client portfolios; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; and assistance with inquiries related to their investment. Any such fees may be deducted from the investor's account monthly and on smaller accounts could constitute a substantial portion of any distribution by the Portfolio. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. Investors should be aware that they may purchase shares of the Portfolio directly from the Company through FDDI without imposition of any maintenance or service charges, other than those already described herein. In some states, banks or other financial institutions effecting transactions in Portfolio shares may be required to register as dealers pursuant to state law.

IN-KIND PURCHASES. Payments for the Portfolio's shares may, at the discretion of Wilshire, be made in the form of securities which are permissible investments for the Portfolio. For further information about this form of payment, please contact the Transfer Agent. Generally, securities which are accepted by the Portfolio as payment for the Portfolio's shares will be valued using the Portfolio's procedures for valuing its own shares at the time the Portfolio's net asset value is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities will become the property of the Portfolio and must be delivered to the Portfolio upon receipt from the issuer. The Portfolio will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Portfolio and are not subject to any restriction on sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) the Portfolio receives such other documentation as Wilshire may, in its discretion, deem necessary or appropriate. Investors who are subject to Federal taxation may realize a gain or loss for Federal income tax purpose upon such a payment.

                                          REDEMPTION OF PORTFOLIO SHARES

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "How to Redeem Portfolio Shares."

WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes Investor Services Group (the "Transfer Agent") to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

STOCK CERTIFICATES; SIGNATURES. Any certificates representing shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.

REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Portfolio's investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Portfolio's shareholders.

NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Rev. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                                               SHAREHOLDER SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Shareholder Services."

EXCHANGES. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.

To establish a personal retirement plan by exchange, shares of the series being exchanged must have a value of at least the minimum initial investment required for the series into which the exchange is being made. For Keogh Plans, IRAs, Rollover IRA, Roth IRAs and IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") with only one participant, the minimum initial investment is $750. To exchange shares held in corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, the minimum initial investment is $100 if the plan has at least $1,000 invested among the series of the Company. To exchange shares held in personal retirement plans, the shares exchanged must have a current value of at least $100.

The exchange service is available to shareholders residence in any state in which shares of the series being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

The Company reserves the right to reject any exchange request in whole or in part. The exchange service may be modified or terminated at any time upon notice to shareholders.

CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. The Company makes available to corporations a variety of prototype pension and profit-sharing plans. In addition, the Company makes available Keogh Plans, IRAs, including SEP-IRAs, Roth IRAs and IRA "Rollover Accounts," and 403(b)(7) Plans. Plan support services also are available. Investors can obtain details on the various plans by calling the following toll-free number:
1-888-200-6796.

Investors who wish to purchase the Portfolio's shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including an SEP-IRA or Roth IRA, may request from the Transfer Agent forms for adoption of such plans. The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form. Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans will not be made in advance of receipt of Portfolios.

The minimum initial investment for corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant is $1,000 with no minimum on subsequent purchases. The minimum initial investment for Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant, is normally $750, with no minimum on subsequent purchases. Individuals who open an IRA may also open a non-working spousal IRA with a minimum investment of $250.

The investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                                         DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "How to Buy Portfolio Shares."

VALUATION OF PORTFOLIO SECURITIES. The Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolio's shares.

                                         DIVIDENDS, DISTRIBUTION AND TAXES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

Depending on the composition of the Portfolio's income, all or a portion of the dividends paid by the Portfolio from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporate shareholders ("dividends received deduction"). In general, dividend income of the Portfolio distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that (i) the Portfolio's income consists of dividends paid by U.S. corporations and (ii) the Portfolio would have been entitled to the dividends received deduction with respect to such dividend income if the Portfolio were not a regulated investment company. The dividends received deduction for qualifying corporate shareholders may be reduced if the shares of the Portfolio held by them with respect to which dividends are received are treated as debt-financed. Pursuant to the Taxpayer Relief Act of 1997, the dividends received deduction is also not available to a corporate shareholder if it held the shares of the Portfolio less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend. This holding period requirement is applicable to each dividend paid by the Portfolio. In addition to these requirements, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding the Portfolio's shares.

Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of shares below the cost of investment. Such a dividend or distribution would be a return on investment in an economic sense. In addition, the Code provides that if a shareholder holds shares of the Portfolio for six months or less and has received a long-term capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the long-term capital gain distribution received.

If a shareholder holds shares of the Portfolio while holding a short position in a regulated futures contract or an option in such regulated futures contract that substantially diminishes the shareholder's risk of loss in its Portfolio shares (an "offsetting position"), recently proposed Internal Revenue Service regulations clarify that (i) any losses on the disposition of Portfolio shares will be required to be deferred to the extent of any unrealized appreciation in the short position and (ii) such holding will limit the shareholder's ability to claim the corporate dividends received deduction in respect of Portfolio dividends.

Ordinarily, gains and losses realized from portfolio transactions will be treated as a capital gain or loss. All or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under
Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

Under Section 1256 of the Code, a gain or loss realized by the Portfolio from certain financial futures transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures as well as from closing transactions. In addition, any such futures remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

Offsetting positions held by the Portfolio involving financial futures may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short- or long-term capital gain from certain "straddle" and/or conversion transactions may be recharacterized to ordinary income.

If the Portfolio were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as "mixed straddles" if the futures transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain, and as a result of the conversion transaction rules, long-term capital gain may be recharacterized as ordinary income.

Under Section 1259 of the Code, enacted as part of the Taxpayer Relief Act of 1997, the Portfolio will recognize gain if it enters into a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or if it acquires stock or a debt instrument at a time when the Portfolio has an offsetting appreciated position in the stock or debt instrument. Such transactions are considered to be constructive sales for income tax purposes.

Investment by the Portfolio in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                                              PERFORMANCE INFORMATION

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Performance Information."

From time to time, quotations of the Portfolio's performance may be presented in advertisements, sales literature or reports to shareholders or prospective investors. All performance information is calculated separately for each class. The data is calculated as follows:

Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "nth" root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

From time to time, advertising materials for the Portfolio may refer to Morningstar ratings and related analysis supporting such ratings.

                                              PORTFOLIO TRANSACTIONS

Wilshire supervises the placement of orders on behalf of the Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Wilshire and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that supplement Wilshire's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by Wilshire and its fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to Wilshire in serving both the Portfolio and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Wilshire in carrying out its obligations to the Portfolio. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades, in certain cases, may result from two or more clients Wilshire might advise being engaged simultaneously in the purchase or sale of the same security. When transactions are executed in the over-the-counter market, the Portfolio will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

Portfolio turnover may vary from year to year, as well as within a year. Under normal market conditions, the Portfolio's turnover rate generally will not exceed 10%. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by Wilshire based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                                          INFORMATION ABOUT THE PORTFOLIO

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "General Information."

Each share of the Portfolio has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each class of the Portfolio have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of all series in the matter are identical or that the matter does not affect any interest of all series. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule. Rule 18f-3 under the 1940 Act makes further provision for the voting rights of each class of shares, such as the Investment Class shares, of an investment company which issues more than one class of voting shares. In particular, Rule 18f-3 provides that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to the class' arrangement for services and expenses, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

The Company will send annual and semi-annual financial statements to all its shareholders.

                    CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                            COUNSEL AND INDEPENDENT ACCOUNTANTS

The Northern Trust Company, an Illinois trust company located at 50 South LaSalle Street, Chicago, Illinois 60675, acts as custodian of the Company's investments. Investor Services Group, a subsidiary of First Data Corporation, P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, is the Company's transfer and dividend disbursing agent. Neither The Northern Trust Company nor Investor Services Group has any part in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071-2371, is counsel for the Company.

PricewaterhouseCoopers L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, have been selected as auditors of the Company.

                                            PART C - OTHER INFORMATION


Item 24. Financial Statements and Exhibits

         (a)      Financial Statements:

                  Included in Part A:

                           Financial Highlights -- Not Applicable

                  Included in Part B:

                           The Registrant's Annual Report for the fiscal year ended August 31, 1998 and the Report of Independent Accountants dated October 9, 1998 are incorporated by reference to the Definitive 30b-2 filed (EDGAR Form N-30D) on October 30, 1998 as Accession #0000950156-98-000672.

         (b)      Exhibits:

                  (1)(a) Articles of Incorporation dated July 30, 1992 is incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A which was filed on November 12, 1993 ("Post-Effective Amendment No. 3").

                  (1)(b) Articles of Amendment dated August 20, 1992 to the Articles of Incorporation is incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No.
                           3.

                  (1)(c) Articles Supplementary to the Articles of Incorporation classifying shares of each Series of the Fund is incorporated by reference to Exhibit
                           (1)(d) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A which was filed on April 2, 1996 ("Post-Effective Amendment No. 8").

                  (1)(d) Articles of Amendment to the Articles of Incorporation amending the name of the Fund and the name of a class of shares of each Series of the Fund is incorporated by reference to Post-Effective Amendment No. 8.

                           (1)(e) Articles Supplementary dated June 24, 1997 to the Articles of Incorporation establishing and classifying shares of the Intermediate Portfolio Corporate Bond and Long-Term Corporate Bond Portfolio of the Fund is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A which was filed on July 10, 1997 ("Post-Effective Amendment No. 11").

                  (1)(f) Articles Supplementary dated June 8, 1998 to the Articles of Incorporation establishing and classifying shares of the Wilshire 5000 Index Portfolio is filed herein.

                  (2)(a) By-Laws dated July 30, 1992, as revised September 17, 1992, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 3.

                  (2)(b) Amended By-Laws dated September 9, 1996, as subsequently amended October 1, 1996, are incorporated by reference to Exhibit (2)(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A which was filed on October 30, 1996 ("Post-Effective Amendment No. 10").

                  (3)      Not Applicable.

                  (4)      Not Applicable.

                  (5)(a) Investment Advisory Agreement between the Fund and Wilshire Associates Incorporated relating to the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios dated July 11, 1996 is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 10.

                (5)(b) Letter Amendment to the Investment Advisory Agreement between the Fund and Wilshire Associates Incorporated relating to the Wilshire 5000 Index Portfolio is filed herein.

                  (6) Distribution Agreement between the Fund and First Data Distributors, Inc. relating to the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios dated March 3, 1997 is incorporated herein by reference to Post-Effective Amendment No. 11.

                  (7)      Not Applicable.

                  (8)(a) Custody Agreement between the Fund and The Northern Trust Company dated June 3, 1996 is incorporated herein by reference to Post-Effective Amendment No. 11.

                  (8)(b) Letter Agreement between the Fund and The Northern Trust Company dated November 5, 1996 is incorporated herein by reference to Post-Effective Amendment No. 11.

                  (9)(a) Transfer Agency and Services Agreement between the Fund and First Data Investor Services Group, Inc. dated May 31, 1996 is incorporated herein by reference to Post-Effective Amendment No. 11.

                  (9)(b) Administration Agreement between the Fund and First Data Investor Services Group, Inc. dated May 31, 1996 is incorporated by reference to Post-Effective Amendment No. 11.

                  (10)     Not Applicable.

                  (11)(a) Powers of Attorney of the Directors and officers are incorporated by reference to Exhibit (11)(b) of Post-Effective Amendment No. 8.

                  (11)(b) Powers of Attorney of Directors and officers are incorporated by reference to Exhibit (11)(c) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A which was filed on May 31, 1996 ("Post-Effective
                           Amendment No. 9").

                  (11)(c) Power of Attorney of Cynthia A. Hargardon is filed herein.

                  (11)(d) Opinion of Counsel relating to the establishment of the Wilshire 5000 Index Portfolio to be filed by amendment.

                  (12)     Not Applicable.

                           (13) Purchase Agreement between the Company and Wilshire Associates Incorporated dated November __, 1998 relating to the Wilshire 5000 Index Portfolio to be filed by amendment.

                  (14)     Not Applicable.

                  (15)(a)  Shareholder   Services  Plan  under  Rule  12b-1  for
                           Investment Class shares is incorporated herein by reference to Post-Effective Amendment No. 11.

                  (15)(b) Amended and Restated Service and Distribution Plan under Rule 12b-1, adopted as of June 3, 1997 is incorporated herein by reference to Post-Effective Amendment No. 11.

                  (16)     Not Applicable.

                  (17)     Not Applicable.

                  (18)(a)  Rule  18f-3   Plan,   effective   May  31,   1996  is
                           incorporated herein by reference to Post-Effective Amendment No. 11.

                  (18)(b) Amended Rule 18f-3d Plan, adopted as of June 3, 1997 is incorporated herein by reference to Post Effective Amendment No. 11.

Item 25. Persons Controlled by or under Common Control with Registrant

                  Not Applicable.


Item 26. Number of Holders of Securities

                                          Number of Record Holders
        Fund                              as of October 26, 1998
                                   Institutional Class         Investment Class
                                         Shares                     Shares

Large Company Growth Portfolio            2,053                      1,950
Large Company Value Portfolio             2,275                        250
Small Company Growth Portfolio                1                        407
Small Company Value Portfolio                 4                        361


Item 27. Indemnification

The statement as to the general effect of any contract, arrangements, or statute under which a Director, officer, underwriter, or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for his/her own protection, is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A which was filed on September 23, 1992.

Reference  is  also  made  to  the  Distribution  Agreements  filed  as  Exhibit
(6)(a)(b).

Item 28. Business and Other Connections of Investment Adviser

The list required by this Item 28 of officers and directors of Wilshire Associates Incorporated, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Wilshire Associates Incorporated pursuant to the Investment Advisers Act of 1940 (SEC File No.
801-36233).

   Item 29.       Principal Underwriters

                         (a) First Data Distributors,  Inc.  ("FDDI"),  formerly
                    known as 440 Financial Distributors, Inc., currently acts as distributor for ABN AMRO Funds, BT Insurance Funds Trust, CT&T Funds, First Choice Funds Trust, LKCM Funds, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, the ICM Series Trust, Panorama Trust, Potomac Funds, Undiscovered Managers Fund, Forward Funds, Inc., Light Index Funds, Inc. and Worldwide Index Funds. FDDI is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer and is a member of the National Association of Securities Dealers. FDDI, a wholly-owned subsidiary of First Data Investor Services Group, Inc., is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

                  (b) The information required by this Item 29(b) with respect to each director, officer or partner of FDDI is incorporated by reference to Schedule A of Form BD filed by FDDI with the SEC pursuant to the Securities Act of 1934 (File No. 8-45467). No director, officer, or partner of FDDI holds a position or office with the Registrant.

   Item 30.       Location of Accounts and Records

         1.       First Data Investor Services Group, Inc.
                  3200 Horizon Drive
                  King of Prussia, PA 19406-0903
                  (records relating to its function as fund accounting and transfer agent)

         2. First Data Investor Services Group, Inc. 53 State Street Boston, Massachusetts 02109 (records relating to it functions as administrator)

         3.       First Data Investor Services Group, Inc. and
                  First Data Distributors, Inc.
                  4400 Computer Drive
                  Westborough, Massachusetts 01581
                  (records relating to its functions as administrator and distributor)

         4.       The Northern Trust Company
                  50 LaSalle Street
                  Chicago, Illinois 60675
                  (records relating to its function as custodian)

         5.       Wilshire Associates Incorporated
                  1299 Ocean Avenue
                  Suite 700
                  Santa Monica, CA 90401
                  (records relating to its function as investment adviser)

Item 31. Management Services

                  Not Applicable.

Item 32. Undertakings

                  (a)      Not Applicable.

                  (b) The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                  (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual Report to Shareholders upon request and without charge.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 13 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 2nd day of November, 1998.

                                            WILSHIRE TARGET FUNDS, INC.

                                    BY:     THOMAS D. STEVENS*
                                            Thomas D. Stevens
                                            PRESIDENT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                         Title                                       Date

THOMAS D. STEVENS*                        President,                               November 2, 1998
Thomas D. Stevens                         Chairman of the Board,
                                          and Director
                                          (Principal Executive Officer)

DAVID R. BORGER*                          Treasurer                                November 2, 1998
David R. Borger                           (Principal Financial Officer)

DEWITT F. BOWMAN*                         Director                                 November 2, 1998
DeWitt F. Bowman

CYNTHIA A. HARGARDON*                     Director                                 November 2, 1998
Cynthia A. Hargardon

ROBERT J. RAAB, JR.*                      Director                                 November 2, 1998
Robert J. Raab, Jr.

ANNE WEXLER*                              Director                                 November 2, 1998
Anne Wexler

*BY:     JULIE A. TEDESCO                                                          November 2, 1998
         Julie A. Tedesco
         Attorney-in-Fact


                                    EXHIBIT INDEX

              Item                                         Exhibit

              1(f)                                Articles Supplementary

              5(b)                                Letter Amendment to Investment
                                                      Advisory Agreement


              11(c)                               Power of Attorney